OTHER ASSETS (Details) (Test Systems Programs Sets (TPS) [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 8,275	$ 8,275
Accumulated amortization	8,275	8,120
Amortized balance		155
Amortization expense	$ 155	$ 154	$ 221
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life (years)	10 years
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life (years)	5 years